Offerings - Offering: 1	Nov. 01, 2024 USD ($) shares $ / shares
Offering:
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	3,000,000
Proposed Maximum Offering Price per Unit | $ / shares	41.915
Maximum Aggregate Offering Price	$ 125,745,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 19,251.56
Offering Note
(1) Represents the additional shares of Concentrix Corporation (the “Company”) common stock, par value $0.0001 per share (“Common Stock”), available for issuance under the Concentrix Corporation Amended and Restated 2020 Stock Incentive Plan (the “Plan”).

(2) Estimated solely for calculating the amount of the registration fee, pursuant to Rules 457(c) and 457(h) under the Securities Act of 1933, as amended (the “Securities Act”), based on the average of the high and low prices of shares of Common Stock as reported on the Nasdaq Global Select Market on November 1, 2024.